SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended
	Dec. 27, 2023	Sep. 30, 2023	Sep. 30, 2022
Common shares issued		174,246,152	159,676,152
Subsequent Event [Member]
Non-brokered private placement offering units	$ 630,000
Common shares issued	15,750,000
Par Value Of Acquire Common Stock	$ 0.06
Offering units price per share	$ 0.04
Warrants Issued	15,750,000